Impact of Derivative Instruments on the Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative financial instruments, cash collateral received	$ 1,269	$ 889
Derivative financial instruments, cash collateral paid	$ 231	$ 243